Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 513,876	$ 169,276	$ 2,540,073	$ 2,237,732
Policy loans	(134,815)	(359,024)	(790,840)	(876,387)
Policy loan repayments and interest	499,998	372,108	2,145,316	1,576,177
Surrenders, withdrawals and death benefits	(1,128,790)	(2,106,575)	(4,467,682)	(4,359,145)
Net transfers from/(to) other subaccounts or fixed rate option	(737,328)	(1,977,157)	(1,145,923)	(1,167,741)
Miscellaneous transactions	8,225	12,923	48,931	(5,947)
Administrative and other charges	(339,631)	(1,206,595)	(1,640,705)	(1,796,305)
Net Contributions (Withdrawals) by Contract Owners	(1,318,465)	(5,095,044)	(3,310,830)	(4,391,616)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	484,530	153,846	2,398,741	2,088,543
Policy loans	(127,753)	(337,646)	(706,560)	(820,743)
Policy loan repayments and interest	487,035	351,324	1,959,278	1,428,976
Surrenders, withdrawals and death benefits	(1,078,389)	(1,959,466)	(3,851,774)	(3,855,790)
Net transfers from/(to) other subaccounts or fixed rate option	(712,544)	(1,807,155)	(1,075,919)	(1,091,672)
Miscellaneous transactions	8,251	12,126	39,603	(3,863)
Administrative and other charges	(305,738)	(1,104,766)	(1,478,509)	(1,619,926)
Net Contributions (Withdrawals) by Contract Owners	(1,244,608)	(4,691,737)	(2,715,140)	(3,874,475)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	29,346	15,430	141,332	149,189
Policy loans	(5,255)	(17,884)	(63,636)	(40,459)
Policy loan repayments and interest	11,724	20,312	100,982	74,420
Surrenders, withdrawals and death benefits	(44,004)	(102,352)	(251,017)	(219,934)
Net transfers from/(to) other subaccounts or fixed rate option	(24,784)	(166,022)	(69,890)	(61,549)
Miscellaneous transactions	(2)	(43)	2,995	(486)
Administrative and other charges	(32,164)	(95,855)	(154,349)	(166,492)
Net Contributions (Withdrawals) by Contract Owners	(65,139)	(346,414)	(293,583)	(265,311)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0	0
Policy loans	0	0	0	0
Policy loan repayments and interest	0	0	0	0
Surrenders, withdrawals and death benefits	0	0	0	(186)
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0	0
Miscellaneous transactions	0	0	0	0
Administrative and other charges	0	0	0	0
Net Contributions (Withdrawals) by Contract Owners	0	0	0	(186)
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0	0
Policy loans	(1,807)	(3,494)	(20,644)	(15,185)
Policy loan repayments and interest	1,239	472	85,056	72,781
Surrenders, withdrawals and death benefits	(6,397)	(44,757)	(364,891)	(283,235)
Net transfers from/(to) other subaccounts or fixed rate option	0	(3,980)	(114)	(14,520)
Miscellaneous transactions	(24)	840	6,333	(1,598)
Administrative and other charges	(1,729)	(5,974)	(7,847)	(9,887)
Net Contributions (Withdrawals) by Contract Owners	$ (8,718)	$ (56,893)	$ (302,107)	$ (251,644)